SCHEDULE OF WARRANTS EQUITY TREATMENT (Details)	9 Months Ended
Sep. 30, 2024 CAD ($)
Beginning of the period
Reclassification of amended warrants	3,776,428
Beginning of the period	$ 3,776,428